UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09613

Name of Fund:	Legg Mason Investment Trust, Inc.
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Opportunity Trust

March 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 97.8%
Consumer Discretionary — 32.3%
Diversified Consumer Services — 2.2%
Career Education Corporation	3,600	$135,828	A

Hotels, Restaurants and Leisure — 0.8%
Pinnacle Entertainment, Inc.	1,800	50,706	A

Household Durables — 11.7%
Centex Corporation	1,500	92,985
Jarden Corporation	5,000	164,250	A,B
KB HOME	2,000	129,960
Lennar Corporation	1,800	108,684
Meritage Homes Corporation	167	9,142
Pulte Homes, Inc.	3,000	115,260
The Ryland Group, Inc.	1,400	97,160

		717,441

Internet and Catalog Retail — 13.3%
Amazon.com, Inc.	6,700	244,617	A,C
Expedia, Inc.	7,000	141,890	A
IAC/InterActiveCorp	7,000	206,290	A,C
Netflix Inc.	7,500	217,425	A,B

		810,222

Leisure Equipment and Products — 1.9%
Eastman Kodak Company	4,000	113,760

Media — 1.6%
XM Satellite Radio Holdings Inc.	4,400	97,988	A

Specialty Retail — 0.8%
The Sherwin-Williams Company	1,000	49,440

	Shares/Par	Value

Consumer Staples — 1.0%
Beverages — 1.0%
Cott Corporation	4,775	$61,502	A,B

Energy — 1.1%
Oil, Gas and Consumable Fuels — 1.1%
Syntroleum Corporation	7,900	65,333	A,B

Financials — 5.0%
Consumer Finance — 3.1%
AmeriCredit Corp.	2,735	84,040	A
TD Ameritrade Holding Corporation	5,000	104,350	A

		188,390

Insurance — 1.3%
Fairfax Financial Holdings Limited	100	10,664
UnumProvident Corporation	3,300	67,584

		78,248

Real Estate — 0.6%
Fieldstone Investment Corporation	3,500	41,300	B

Health Care — 2.7%
Biotechnology — 0.5%
Amylin Pharmaceuticals, Inc.	650	31,817	A

Pharmaceuticals — 2.2%
Sepracor Inc.	2,700	131,787	A

Industrials — 10.9%
Airlines — 3.4%
AMR Corporation	6,500	175,825	A
JetBlue Airways Corporation	3,000	32,160	A

		207,985

	Shares/Par	Value

Industrials — Continued
Commercial Services and Supplies — 1.1%
Cendant Corporation	4,000	$69,400

Construction and Engineering — 1.8%
Foster Wheeler Ltd.	2,299	108,775	A

Industrial Conglomerates — 4.6%
Tyco International Ltd.	10,500	282,240

Information Technology — 13.2%
Internet Software and Services — 7.9%
Netease.com Inc. — ADR	6,800	166,872	A
SINA Corp.	2,100	58,590	A
VeriSign, Inc.	5,500	131,945	A
Yahoo! Inc.	4,000	129,040	A

		486,447

IT Services — 0.8%
BearingPoint, Inc.	5,700	48,393	A

Semiconductors and Semiconductor Equipment — 1.5%
Micron Technology, Inc.,	6,200	91,264	A

Software — 3.0%
CA Inc.	3,100	84,351
Convera Corporation	5,556	53,222	A,B
Mercury Interactive Corporation	1,300	45,240	A

		182,813

Limited Partnerships — 2.3%
Arience Capital Partners I, LP	50,000	75,795	D
Aston Capital Partners L.P.	25,000	26,133	D
Omega Capital Partners Limited	30,000	41,781	D

		143,709

	Shares/Par	Value

Materials — 14.4%
Metals and Mining — 14.4%
AK Steel Holding Corporation	8,500	$127,500	A,B
Cleveland-Cliffs Inc.	2,000	174,240	B
Mittal Steel Company NV	5,300	200,075
United States Steel Corporation	6,300	382,284	B

		884,099

Telecommunication Services — 12.7%
Diversified Telecommunication Services — 3.0%
Level 3 Communications, Inc.	35,000	181,300

Wireless Telecommunication Services — 9.7%
NII Holdings Inc.	7,000	412,790	A
Sprint Nextel Corporation	7,000	180,880

		593,670

Utilities — 2.2%
Independent Power Producers and Energy Traders — 2.2%
The AES Corporation	8,000	136,480	A

Total Common Stocks and Equity Interests (Identified Cost — $4,057,338)		5,990,337

Corporate and Other Bonds — 5.2%
General Motors Corporation, 8.375%, due 07/15/33	100,000	73,250
Level 3 Communications Inc., 10%, due 5/1/11	100,000	155,500	E
Level 3 Communications Inc., 11.50%, due 03/01/10	95,000	92,388

Total Corporate and Other Bonds (Identified Cost — $243,272)		321,138

	Shares/Par		Value

Options Purchased — 1.1%
Amazon.com, Inc. Call, January 2007, Strike Price $35.00	2,500,000	F	$14,000
American International Group, Inc. Call, January 2008, Strike Price $60.00	250,000	F	3,353
Citigroup Incorporated Call, January 2008, Strike Price $40.00	250,000	F	2,359
Dell Incorporated Call, January 2008, Strike Price $30.00	250,000	F	1,315
Eastman Kodak Company Call, January 2007, Strike Price $30.00	7,500,000	F	19,500
Eastman Kodak Company Call, January 2008, Strike Price $25.00	2,377,000	F	15,926
Eastman Kodak Company Call, January 2008, Strike Price $35.00	1,500,000	F	3,075
General Electric Company Call, January 2008, Strike Price $30.00	250,000	F	1,808
Hewlett Packard Company Call, January 2008, Strike Price $30.00	250,000	F	1,958
JPMorgan Chase & Co. Call, January 2008, Strike Price $40.00	250,000	F	1,458
Symantec Corporation Call, January 2008, Strike Price $15.00	250,000	F	1,208
Time Warner Inc. Call, January 2008, Strike Price $15.00	250,000	F	931

Total Options Purchased (Identified Cost — $80,184)			66,891

	Shares/Par	Value

Repurchase Agreements — 1.5%
Bank of America 4.75%, dated 3/31/06, to be repurchased at $45,869 on 4/3/06 (Collateral: $46,675 Federal Home Loan Bank notes, 4.75%, due 8/8/07, value $46,788)	$45,851	$45,851
JPMorgan Chase & Co. 4.7%, dated 3/31/06, to be repurchased at $45,868 on 4/3/06 (Collateral: $46,651 Fannie Mae notes, 4.75%, due 8/10/07, value $46,826)	45,850	45,850

Total Repurchase Agreements (Identified Cost — $91,701)		91,701

Total Investments — 105.7% (Identified Cost — $4,472,495)		6,470,067
Other Assets Less Liabilities — (5.7)%		(346,451)

Net assets — 100.0%		$6,123,616

Net asset value per share:
Primary Class		$18.44

Financial Intermediary Class		$18.68

Institutional Class		$18.82

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2006, the total market value of Affiliated Companies was $1,287,056, and the identified cost was $926,797.

C	All or a portion of this security is pledged as collateral for securities sold short. As of March 31, 2006, the total market value of pledged securities was $366,181.

D	Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

	Acquisition Date	Cost	Value

Arience Capital Partners I, LP	March 2003	$50,000	$75,795
Aston Capital Partners LP	November 2005	25,000	26,133
Omega Capital Partners Limited	June 2002/August 2004	30,000	41,781

E	Convertible Bond — May be converted into the issuer’s Common Stock. This security is valued at fair value under procedures adopted by the Board of Directors.

F	Represents actual number of contracts.

ADR — American Depository Receipt.

Schedule of Securities Sold Short

Legg Mason Opportunity Trust

March 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests Sold Short — (5.8)%
Energy — (5.8)%
Oil and Gas — (5.8)%
Energy Select Sector SPDR Fund	(2,500)	$(135,825)
Oil Service HOLDRs Trust	(1,500)	(220,215)

Total Common Stocks and Equity Interests Sold Short (Proceeds — $(365,544))		$(356,040)

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Transaction with Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate					Dividend/	Affiliate
	Value	Purchased		Sold		Interest	Value	Realized
Company	at 12/31/05	Cost	Shares	Cost	Shares	Income	at 03/31/06	Gain/Loss

AK Steel Holding Corp	$67,575	$—	$—	$—	$—	$—	$127,500	$—

Convera Corp	55,000	—	—	—	—	—	53,222	—

Cleveland Cliffs Inc.	177,140	—	—	—	—	400	174,240	—

Fieldstone Investment Corp	31,631	10,215	833	—	—	1,661	41,300	—

Jarden Corp	105,525	39,579	1,500	—	—	—	164,250	—

Netflix Com Inc	202,950	—	—	—	—	—	217,425	—

Cott Corp QueA	—	26,707	2,275	—	—	—	61,502	—

NII Holdings Inc.B	305,760	—	—	—	—	—	0	—

Syntroleum Corporation	70,846	450	54	—	—	—	65,333	—

US Steel Corp	302,841	—	—	—	—	630	382,284	—

	$1,319,268	$76,951		$—		$2,691	$1,287,056	$—

A	At the beginning of the reporting period, this security did not have affiliate status because the fund owned less than 5% of the company’s voting securities.

B	This company is no longer an affiliated company

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: May 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: May 24, 2006

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date: May 23, 2006